Schedule of estimated useful lives of the assets (Details)	Jun. 30, 2025
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years